Consolidated Statements of Financial Position - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Non-current assets
Investment properties	$ 230,167	$ 335,016
Property, plant and equipment	59,956	54,106
Trading properties	4,856	7,855
Intangible assets	28,192	26,018
Right-of-use assets	21,928
Biological assets	1,759	1,805
Other assets		31
Investments in associates and joint ventures	75,128	44,870
Deferred income tax assets	927	772
Income tax and MPIT credits	63	273
Restricted assets	1,936	4,547
Trade and other receivables	27,326	21,730
Investment in financial assets	3,515	4,129
Financial assets at fair value through profit or loss		5,972
Derivative financial instruments	164	153
Total non-current assets	455,917	507,277
Current assets
Trading properties	2,316	523
Biological assets	2,773	3,795
Inventories	9,070	6,403
Restricted assets	6,209	6,261
Income tax and MPIT credits	306	559
Groups of assets held for sale	43,816	11,498
Trade and other receivables	43,717	38,452
Investment in financial assets	18,192	45,134
Financial assets at fair value through profit or loss	3,377	16,666
Derivative financial instruments	321	162
Cash and cash equivalents	100,926	89,304
Total current assets	231,023	218,757
TOTAL ASSETS	686,940	726,034
SHAREHOLDERS' EQUITY
Shareholders' equity (according to corresponding statement)	25,159	24,042
Non-controlling interest	96,994	103,159
TOTAL SHAREHOLDERS' EQUITY	122,153	127,201
Non-current liabilities
Borrowings	320,418	397,414
Deferred income tax liabilities	49,469	57,192
Trade and other payables	2,986	2,830
Provisions	3,091	11,478
Employee benefits	447	189
Lease liabilities	15,194
Derivative financial instruments	74	1,470
Payroll and social security liabilities	247	197
Total non-current liabilities	391,926	470,770
Current liabilities
Trade and other payables	35,823	32,299
Borrowings	98,389	80,384
Provisions	2,443	2,477
Group of liabilities held for sale	23,649	8,137
Payroll and social security liabilities	4,685	3,802
Income tax and MPIT liabilities	824	699
Lease liabilities	5,661
Derivative financial instruments	1,387	265
Total Current liabilities	172,861	128,063
TOTAL LIABILITIES	564,787	598,833
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 686,940	$ 726,034